Derivatives - Schedule of Composition of Derivative Financial Instruments Portfolio (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivative assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 23,466	R$ 22,843
% per maturity term	100.00%	100.00%
Derivative assets [Member] | Check of swap companies [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 44	R$ 68
% per maturity term	0.20%	0.30%
Derivative assets [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 492	R$ 92
% per maturity term	2.10%	0.40%
Derivative assets [Member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 3,987	R$ 7,978
% per maturity term	17.00%	34.90%
Derivative assets [Member] | 0-30 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 209
Derivative assets [Member] | Later than one month and not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 2,289	R$ 1,648
% per maturity term	9.80%	7.20%
Derivative assets [Member] | Later than one month and not later than three months [member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 10
Derivative assets [Member] | Later than three months and not later than six months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 1,782	R$ 1,355
% per maturity term	7.60%	5.90%
Derivative assets [Member] | Later than three months and not later than six months [member] | Check of swap companies [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 7	R$ 6
Derivative assets [Member] | Later than three months and not later than six months [member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	2
Derivative assets [Member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 2,313	R$ 2,360
% per maturity term	9.90%	10.30%
Derivative assets [Member] | 181-365 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 2	R$ 3
Derivative assets [Member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 4,069	R$ 2,756
% per maturity term	17.30%	12.10%
Derivative assets [Member] | Later than one year and not later than two years [member] | Check of swap companies [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 13
Derivative assets [Member] | Later than one year and not later than two years [member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	13	R$ 5
Derivative assets [Member] | Later than Two Years [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 9,026	R$ 6,746
% per maturity term	38.40%	29.60%
Derivative assets [Member] | Later than Two Years [member] | Check of swap companies [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 24	R$ 62
Derivative assets [Member] | Later than Two Years [member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	256	84
Derivative assets [Member] | Swap [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 13,049	R$ 9,190
% per maturity term	55.60%	40.20%
Derivative assets [Member] | Swap [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 705	R$ 189
Derivative assets [Member] | Swap [member] | Later than one month and not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	187	187
Derivative assets [Member] | Swap [member] | Later than three months and not later than six months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	245	327
Derivative assets [Member] | Swap [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	700	744
Derivative assets [Member] | Swap [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	2,881	1,661
Derivative assets [Member] | Swap [member] | Later than Two Years [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	8,331	6,082
Derivative assets [Member] | Optimum premiums [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 4,215	R$ 3,337
% per maturity term	18.00%	14.60%
Derivative assets [Member] | Optimum premiums [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 1,167	R$ 430
Derivative assets [Member] | Optimum premiums [member] | Later than one month and not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	408	440
Derivative assets [Member] | Optimum premiums [member] | Later than three months and not later than six months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	610	353
Derivative assets [Member] | Optimum premiums [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	872	955
Derivative assets [Member] | Optimum premiums [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	975	865
Derivative assets [Member] | Optimum premiums [member] | Later than Two Years [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	183	294
Derivative assets [Member] | Forward [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 1,835	R$ 6,911
% per maturity term	7.80%	30.30%
Derivative assets [Member] | Forward [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 893	R$ 6,529
Derivative assets [Member] | Forward [member] | Later than one month and not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	716	293
Derivative assets [Member] | Forward [member] | Later than three months and not later than six months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	145	46
Derivative assets [Member] | Forward [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	81	43
Derivative assets [Member] | Credit derivatives financial institutions [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 120	R$ 137
% per maturity term	0.50%	0.60%
Derivative assets [Member] | Credit derivatives financial institutions [member] | Later than three months and not later than six months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 1	R$ 1
Derivative assets [Member] | Credit derivatives financial institutions [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	5	8
Derivative assets [Member] | Credit derivatives financial institutions [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	9	21
Derivative assets [Member] | Credit derivatives financial institutions [member] | Later than Two Years [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	105	107
Derivative assets [Member] | Non deliverable forward [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 3,711	R$ 2,950
% per maturity term	15.80%	12.90%
Derivative assets [Member] | Non deliverable forward [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 1,013	R$ 677
Derivative assets [Member] | Non deliverable forward [member] | Later than one month and not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	968	717
Derivative assets [Member] | Non deliverable forward [member] | Later than three months and not later than six months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	772	624
Derivative assets [Member] | Non deliverable forward [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	653	610
Derivative assets [Member] | Non deliverable forward [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	178	166
Derivative assets [Member] | Non deliverable forward [member] | Later than Two Years [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	127	156
Derivative assets [Member] | Futures [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		R$ 158
% per maturity term		0.70%
Derivative assets [Member] | Futures [Member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		R$ 153
Derivative assets [Member] | Futures [Member] | Later than one month and not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		11
Derivative assets [Member] | Futures [Member] | Later than three months and not later than six months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		(2)
Derivative assets [Member] | Futures [Member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		(3)
Derivative assets [Member] | Futures [Member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		38
Derivative assets [Member] | Futures [Member] | Later than Two Years [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value		(39)
Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (27,519)	R$ (26,746)
% per maturity term	100.00%	100.00%
Derivative liabilities [member] | Check of swap companies [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		R$ (122)
% per maturity term		0.50%
Derivative liabilities [member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		R$ (64)
% per maturity term		0.20%
Derivative liabilities [member] | Check of swap companies [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (162)
% per maturity term	0.60%
Derivative liabilities [member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (80)
% per maturity term	0.30%
Derivative liabilities [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (3,168)	R$ (7,596)
% per maturity term	11.50%	28.40%
Derivative liabilities [member] | 0-30 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (2)
Derivative liabilities [member] | Later than one month and not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (2,253)	R$ (1,113)
% per maturity term	8.20%	4.20%
Derivative liabilities [member] | Later than one month and not later than three months [member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		R$ (2)
Derivative liabilities [member] | Later than one month and not later than three months [member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (2)
Derivative liabilities [member] | Later than three months and not later than six months [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (1,817)	R$ (1,378)
% per maturity term	6.60%	5.20%
Derivative liabilities [member] | Later than three months and not later than six months [member] | Check of swap companies [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		R$ (73)
Derivative liabilities [member] | Later than three months and not later than six months [member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		(2)
Derivative liabilities [member] | Later than three months and not later than six months [member] | Check of swap companies [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (16)
Derivative liabilities [member] | Later than three months and not later than six months [member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(8)
Derivative liabilities [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (2,815)	R$ (3,325)
% per maturity term	10.20%	12.40%
Derivative liabilities [member] | 181-365 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		R$ (6)
Derivative liabilities [member] | 181-365 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (13)
Derivative liabilities [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (5,672)	R$ (4,877)
% per maturity term	20.60%	18.20%
Derivative liabilities [member] | Later than one year and not later than two years [member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		R$ (9)
Derivative liabilities [member] | Later than one year and not later than two years [member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (8)
Derivative liabilities [member] | Later than Two Years [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (11,794)	R$ (8,457)
% per maturity term	42.90%	31.60%
Derivative liabilities [member] | Later than Two Years [member] | Check of swap companies [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		R$ (49)
Derivative liabilities [member] | Later than Two Years [member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		(45)
Derivative liabilities [member] | Later than Two Years [member] | Check of swap companies [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (146)
Derivative liabilities [member] | Later than Two Years [member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(47)
Derivative liabilities [member] | Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (19,354)	R$ (13,692)
% per maturity term	70.30%	51.20%
Derivative liabilities [member] | Swaps [Member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (923)	R$ (65)
Derivative liabilities [member] | Swaps [Member] | Later than one month and not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(979)	(202)
Derivative liabilities [member] | Swaps [Member] | Later than three months and not later than six months [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(606)	(451)
Derivative liabilities [member] | Swaps [Member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(1,417)	(1,711)
Derivative liabilities [member] | Swaps [Member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(4,687)	(3,747)
Derivative liabilities [member] | Swaps [Member] | Later than Two Years [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(10,742)	(7,516)
Derivative liabilities [member] | Optimum premiums [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (3,929)	R$ (2,793)
% per maturity term	14.30%	10.40%
Derivative liabilities [member] | Optimum premiums [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (883)	R$ (332)
Derivative liabilities [member] | Optimum premiums [member] | Later than one month and not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(500)	(174)
Derivative liabilities [member] | Optimum premiums [member] | Later than three months and not later than six months [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(604)	(304)
Derivative liabilities [member] | Optimum premiums [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(831)	(821)
Derivative liabilities [member] | Optimum premiums [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(823)	(889)
Derivative liabilities [member] | Optimum premiums [member] | Later than Two Years [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(288)	(273)
Derivative liabilities [member] | Forward [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (470)
% per maturity term	1.70%
Derivative liabilities [member] | Forward [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (470)
Derivative liabilities [member] | Credit derivatives financial institutions [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (140)	R$ (58)
% per maturity term	0.50%	0.20%
Derivative liabilities [member] | Credit derivatives financial institutions [member] | Later than three months and not later than six months [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		R$ (1)
Derivative liabilities [member] | Credit derivatives financial institutions [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (2)	(2)
Derivative liabilities [member] | Credit derivatives financial institutions [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(4)	(7)
Derivative liabilities [member] | Credit derivatives financial institutions [member] | Later than Two Years [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(134)	(48)
Derivative liabilities [member] | Non deliverable forward [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (3,384)	R$ (3,745)
% per maturity term	12.30%	14.00%
Derivative liabilities [member] | Non deliverable forward [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (890)	R$ (927)
Derivative liabilities [member] | Non deliverable forward [member] | Later than one month and not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(772)	(735)
Derivative liabilities [member] | Non deliverable forward [member] | Later than three months and not later than six months [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(583)	(547)
Derivative liabilities [member] | Non deliverable forward [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(552)	(785)
Derivative liabilities [member] | Non deliverable forward [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(150)	(225)
Derivative liabilities [member] | Non deliverable forward [member] | Later than Two Years [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (437)	(526)
Derivative liabilities [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		R$ (6,272)
% per maturity term		23.50%
Derivative liabilities [member] | Forwards [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value		R$ (6,272)